Short-term Investments and Fair Value Measurement	12 Months Ended
Jun. 30, 2021
Disclosure Text Block Supplement [Abstract]
Short-term investments and fair value measurement

Note 4 – Short-term investments and fair value measurement

Short-term investments consist of the following:

	June 30, 2021	June 30, 2020
Investments at cost (1)	15,484	166,114
Investments accounted using equity method (2)	379,283	349,615
Total investments	$394,767	$515,729

(1)	As of June 30, 2020, the Company invested a total of $163,288 in two entities which invest in U.S. public companies and received $150,900 principal back through June 30, 2021. The remaining balance of the investment is $12,388 as of June 30, 2021. The Company also invested $3,096 in another two private equity fund products where cost approximates fair value as of June 30, 2021.

(2)	As of June 30, 2020, the Company invested in a private equity fund in the amount of $349,615. The Company accounted for the private equity fund using the equity method since the Company is the general partner and owns approximately 8.3% of the fund after the fund completed the second funding stage and was established on May 25, 2018, thus the Company has significant influence. The underlying assets of the fund were invested in the medical and life sciences industry. Investment losses for the years ended June 30, 2021 and 2020 amounted to approximately $3,700 and $3,500, respectively.